Document and Entity Information	Jul. 06, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001522727
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jul. 06, 2026
Entity Registrant Name	USA COMPRESSION PARTNERS, LP
Entity Incorporation State Country Code	TX
Entity File Number	1-35779
Entity Tax Identification Number	75-2771546
Entity Address, Address Line One	8115 Preston Road
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75225
City Area Code	(214)
Local Phone Number	545-0440
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common units representing limited partner interests
Trading Symbol	USAC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false